Employee benefits (Tables)	12 Months Ended
Jun. 30, 2020
Employee Benefits [Abstract]
Schedule of movements in the number of matching shares outstanding
	June 30, 2020	June 30, 2019	June 30, 2018
At the beginning	2,828,470	3,347,201	3,507,947
Additions	-	-	-
Disposals	-	-	-
Granted	(437,304)	(518,731)	(160,746)
At the end	2,391,166	2,828,470	3,347,201

Schedule of options pending

	DIC	Cellcom
Exercise price range of outstanding options	NIS 6.90 – 12.5	NIS 15.05 – 27.7
Average price of outstanding options	NIS 6.72	NIS 17.8
Amount of outstanding options	2,124,000	759,332
Average remaining useful life	4.43 years	3.4 years

Schedule of employee benefits - Israel

	June 30, 2020	June 30, 2019	June 30, 2018
Present value of unfunded obligations	-	615	703
Present value of funded obligations	1,363	819	825
Total present value of defined benefits obligations (post-employment)	1,363	1,434	1,528
Fair value of plan assets	(936)	(1,245)	(1,316)
Recognized liability for defined benefits obligations	427	189	212
Liability for other long-term benefits	793	682	33
Total recognized liabilities	1,220	871	245
Assets designed for payment of employee benefits	(773)	(683)	-
Net position from employee benefits	447	188	245